FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits	$ 3,426	¥ 23,849
Total	48,333	336,484	¥ 374,140	¥ 478,908
Total				54,550
Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total				54,550
Targeted Asset Management Plan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			100,000	100,000
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 44,907	312,635	274,140	378,908
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		0
Total		0	0	0
Total				0
Quoted prices in active markets for identical assets (Level 1) [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total				0
Quoted prices in active markets for identical assets (Level 1) [Member] | Targeted Asset Management Plan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		0	0	0
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		23,849
Total		336,484	374,140	478,908
Total				0
Significant other observable inputs (Level 2) [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total				0
Significant other observable inputs (Level 2) [Member] | Targeted Asset Management Plan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			100,000	100,000
Significant other observable inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		312,635	274,140	378,908
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		0
Total		0	0	0
Total				54,550
Significant unobservable inputs (Level 3) [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total				54,550
Significant unobservable inputs (Level 3) [Member] | Targeted Asset Management Plan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0	0
Significant unobservable inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		¥ 0	¥ 0	¥ 0